Consolidated Statements of Operations and Other Comprehensive Income (Loss) - EUR (€) € in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Consolidated Statements of Operations and Other Comprehensive Income (Loss)
Revenue	€ 47	€ 97	€ 97
Cost of sales	(11)	(10)	(10)
Gross profit	36	87	87
Research and development expenses	(58,762)	(27,639)	(90,345)	€ (38,136)
General and administrative expenses	(38,718)	(10,804)	(35,406)	(15,437)
Selling Expenses	(6,376)	(3,487)	(15,272)	(4,645)
Other income	153	2,034	2,346	76
Other expenses	(126)	(51)	(130)	(58)
Operating loss	(103,793)	(39,860)	(138,720)	(58,200)
Finance income	6,810		80	518
Finance expenses	(13,094)	(3,577)	(49,741)	(5,736)
Financial result	(6,284)	(3,577)	(49,661)	(5,218)
Share of income / (loss) of an associate	(201)
Loss before income tax	(110,278)	(43,437)	(188,381)	(63,418)
Income tax expense	(199)	(20)	(46)	(61)
Net loss for the period	(110,477)	(43,457)	(188,427)	(63,479)
Other comprehensive income (loss)
Other comprehensive income that may be reclassified to profit or loss	22	29	36	3
Exchange differences on translation of foreign business units	22	29	36	3
Items that will not be subsequently reclassified to profit or loss	(22)	(13)	(44)	(114)
Remeasurement of defined pension benefit obligation	(22)	(13)	(44)	(114)
Other comprehensive income (loss)		16	(8)	(111)
Total consolidated comprehensive loss for the reporting period	€ (110,477)	€ (43,441)	€ (188,435)	€ (63,590)
Loss per share basic	€ (1,508)	€ 660	€ (2,771,000)	€ (1,072,000)
Loss per share diluted	€ 1,390	€ (660)	€ (2,771,000)	€ (1,072,000)